Leases (Supplemental balance sheet information related to leases) (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted average remaining lease term (years)
Operating lease, weighted average remaining lease term	5 years	8 years 3 months 18 days
Finance lease, weighted average remaining lease term	15 years 3 months 18 days	15 years 6 months
Weighted average discount rate
Operating lease, weighted average discount rate (in percentage)	3.50%	6.60%
Finance lease, weighted average discount rate (in percentage)	6.50%	6.50%